COMBINED STATEMENTS OF CHANGES IN INVESTED EQUITY - EUR (€) € in Millions	Total	IFRS 15 [Member]	IFRS 9 [Member]	IFRS16 [Member]	Invested Equity And Retained Earnings [Member]	Invested Equity And Retained Earnings [Member] IFRS 15 [Member]	Invested Equity And Retained Earnings [Member] IFRS 9 [Member]	Invested Equity And Retained Earnings [Member] IFRS16 [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] IFRS 15 [Member]	Accumulated Other Comprehensive Income (Loss) [Member] IFRS 9 [Member]	Accumulated Other Comprehensive Income (Loss) [Member] IFRS16 [Member]	Non-Controlling Interest [Member]	Non-Controlling Interest [Member] IFRS 15 [Member]	Non-Controlling Interest [Member] IFRS 9 [Member]	Non-Controlling Interest [Member] IFRS16 [Member]
Balance at beginning of period (Impact of Adoption of IFRSs [Member]) at Dec. 31, 2017		€ (92.2)	€ (1.3)			€ (92.2)	€ (1.3)			€ 0.0	€ 0.0			€ 0.0	€ 0.0
Balance at beginning of period at Dec. 31, 2017	€ 2,231.6	(92.2)			€ 2,328.1				€ (100.1)				€ 3.6
Changes in invested equity [Abstract]
Net profit (loss)	(85.6)	(14.8)			(85.4)				0.0				(0.2)
Other comprehensive income (loss)	96.4				0.0				96.8				(0.4)
Net contribution from/ (distribution to) TechnipFMC	(430.1)				(430.1)				0.0				0.0
Other	(0.1)				0.0				0.0				(0.1)
Balance at ending of period (Impact of Adoption of IFRSs [Member]) at Dec. 31, 2018				€ (2.3)				€ (2.3)				€ 0.0				€ 0.0
Balance at ending of period at Dec. 31, 2018	1,718.7	€ 81.2			1,719.1				(3.3)				2.9
Changes in invested equity [Abstract]
Net profit (loss)	153.2				146.3				0.0				6.9
Other comprehensive income (loss)	(58.4)				0.0				(59.3)				0.9
Net contribution from/ (distribution to) TechnipFMC	(27.1)				(6.1)				0.0				(21.0)
Other	0.4				0.0				0.0				0.4
Balance at ending of period at Dec. 31, 2019	1,784.4				1,857.0				(62.6)				(10.0)
Changes in invested equity [Abstract]
Net profit (loss)	220.1				206.8				0.0				13.3
Other comprehensive income (loss)	(131.1)				0.0				(129.7)				(1.4)
Net contribution from/ (distribution to) TechnipFMC	(45.6)				(69.9)				8.2				16.1
Other	(2.0)				0.0				0.0				(2.0)
Balance at ending of period at Dec. 31, 2020	€ 1,825.8				€ 1,993.9				€ (184.1)				€ 16.0